Equity Transactions - Schedule of Value of Options (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Stock Option 7
Date of Issuance	Apr. 06, 2015	Apr. 06, 2015
Options	102,000	102,000
Stock price on grant date	$ 1.60	$ 1.60
Exercise price	1.60	1.60
Exercise price, modified	$ 0.20	$ 0.20
Expected life	5 years	5 years
Volatility	99.00%	99.00%
Risk-free rate	1.31%	1.31%
Calculated value	$ 120,778	$ 120,778
Modified value	$ 151,221	$ 151,221
Stock Option 8
Date of Issuance	Jun. 09, 2015	Jun. 09, 2015
Options	50,000	50,000
Stock price on grant date	$ 0.40	$ 0.40
Exercise price	0.40	0.40
Exercise price, modified	$ 0.20	$ 0.20
Expected life	5 years	5 years
Volatility	99.00%	99.00%
Risk-free rate	1.74%	1.74%
Calculated value	$ 14,838	$ 14,838
Modified value	$ 16,347	$ 16,347
Stock Option 9
Date of Issuance	Dec. 15, 2015	Dec. 15, 2015
Options	43,000	43,000
Stock price on grant date	$ 0.20	$ 0.20
Exercise price	0.20	0.20
Exercise price, modified	$ 0.20	$ 0.20
Expected life	5 years	5 years
Volatility	84.00%	84.00%
Risk-free rate	1.70%	1.70%
Calculated value	$ 5,736	$ 5,736
Modified value	$ 5,736	$ 5,736
Stock Option 10
Date of Issuance	Mar. 30, 2017	Mar. 30, 2017
Options	29,000,000	29,000,000
Stock price on grant date	$ 0.002	$ 0.002
Exercise price	$ 0.002	$ 0.002
Expected life	5 years	5 years
Volatility	120.00%	120.00%
Risk-free rate	1.93%	1.93%
Calculated value	$ 48,017	$ 48,017
Modified value	$ 48,017	$ 48,017